Equity / net investments (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Feb. 19, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2025	Oct. 27, 2025	Oct. 01, 2025	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Distribution of dividends percentage			25.00%
Dividends			R$ 9,950				R$ 79,674
Share capital		R$ 2,622,082	R$ 1,673,000	R$ 877,101
Shares issued		846,827,467	789,331,043
Capital reserve		R$ 544,194	R$ 587,670
Equity interest	100.00%
Ownership interest		95.70%
Controlling and non-controlling interests	R$ 124,959		114,623
Net impact of movement						R$ 7,263
Increase share capital		106,797	92,610		R$ 53,873		R$ 37,186
Registered shares					15,050,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share capital		R$ 1,156,729	R$ 723,610
Shares issued		418,168,922	418,168,922
Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Share capital		R$ 49,494	R$ 17,984
Shares issued		30,422,075	22,913,504
Registered shares					528,000
Nominal value					R$ 1,892
Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Share capital		R$ 402,961	R$ 252,079
Shares issued		145,674,473	145,674,473
Class C Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Share capital		R$ 557,787	R$ 409,691
Shares issued		142,984,328	142,984,328
Class D Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Share capital		R$ 56,734
Shares issued	35,466,285	35,466,285
Issuance price	R$ 400,000
Allocated share capital	20,000
Capital reserve	R$ 380,000
Class E Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Share capital		R$ 398,377	R$ 269,636
Shares issued		74,111,384	59,589,816
Registered shares					14,522,000
Nominal value					R$ 51,981